LEASE LIABILITIES - Roll forward (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
LEASE LIABILITIES
Balance at beginning of year	$ 170.5	$ 179.5
Lease obligations financing right-of-use assets	77.4	33.9
Repayments	(44.6)	(41.9)	$ (42.3)
Other	(0.1)	(1.0)
Balance at end of year	203.2	170.5	$ 179.5
Less current portion	(37.2)	(34.0)
Lease liabilities	$ 166.0	$ 136.5